Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2017
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK STRATEGIC SERIES
Central Index Key	dei_EntityCentralIndexKey	0000792858
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2017
Prospectus Date	rr_ProspectusDate	Oct. 01, 2017